Share-based payments - Additional Information (Detail) $ / shares in Units, $ in Thousands, € in Millions												4 Months Ended	12 Months Ended
	Dec. 09, 2021 $ / shares	Oct. 27, 2021 $ / shares	Sep. 29, 2021 $ / shares	Sep. 28, 2021 $ / shares	Jun. 29, 2021 $ / shares	Jun. 17, 2021 $ / shares	Mar. 30, 2021 $ / shares	Dec. 17, 2020 $ / shares	Sep. 14, 2020 shares $ / shares	Jul. 01, 2020 $ / shares	Jun. 30, 2020 shares $ / shares	Sep. 30, 2019 $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 EUR (€) shares Warrants	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2021 EUR (€)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement fair value per share										$ 13.79
Granted On December 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement options granted during the period | shares																5,447
Share based compensation by share based payment arrangement exercise price per share granted																$ 23.82
Performance Based Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price of share options granted				$ 12.92					$ 9.16		$ 15.15
Performance Based Options [Member] | Tranche One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum market capitalization | $													$ 1,500,000
Performance Based Options [Member] | Tranche Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum market capitalization | $													2,000,000
Performance Based Options [Member] | Tranche Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum market capitalization | $													$ 3,000,000
Performance Based Options [Member] | Granted On June 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement options granted during the period | shares											3,644,000				3,644,000
Share based compensation by share based payment arrangement exercise price per share granted															$ 10.00
Share based compensation by share based payment arrangement fair value per share											$ 11.10
Performance Based Options [Member] | Granted On September 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement options granted during the period | shares									255,000						255,000
Share based compensation by share based payment arrangement exercise price per share granted															$ 10.00
Share based compensation by share based payment arrangement fair value per share									$ 6.41
Performance Based Options [Member] | Granted On September 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement options granted during the period | shares														100,000
Share based compensation by share based payment arrangement exercise price per share granted													$ 12.92
Share based compensation by share based payment arrangement fair value per share				8.00
Additional Grants Under 2020 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price of share options granted	$ 11.00	$ 13.45	$ 12.75	12.92	$ 11.93	$ 12.05	$ 11.68	$ 9.70	9.16		15.15
Additional Grants Under 2020 Plan [Member] | Granted On June 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement options granted during the period | shares															1,087,417
Share based compensation by share based payment arrangement exercise price per share granted															$ 10.00
Share based compensation by share based payment arrangement fair value per share											9.35
Additional Grants Under 2020 Plan [Member] | Granted On September 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement options granted during the period | shares															74,000
Share based compensation by share based payment arrangement exercise price per share granted															$ 9.72
Share based compensation by share based payment arrangement fair value per share									$ 9.35
Additional Grants Under 2020 Plan [Member] | Granted On December 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement options granted during the period | shares															802,149
Share based compensation by share based payment arrangement exercise price per share granted															$ 9.70
Share based compensation by share based payment arrangement fair value per share								$ 9.35
Additional Grants Under 2020 Plan [Member] | Granted On March 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement options granted during the period | Warrants														90,325
Share based compensation by share based payment arrangement exercise price per share granted													11.68
Share based compensation by share based payment arrangement fair value per share							$ 11.22
Additional Grants Under 2020 Plan [Member] | Granted On June 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement options granted during the period | shares														75,980
Share based compensation by share based payment arrangement exercise price per share granted													11.97
Share based compensation by share based payment arrangement fair value per share					$ 11.22	$ 11.22
Additional Grants Under 2020 Plan [Member] | Granted On September 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement options granted during the period | shares														88,875
Share based compensation by share based payment arrangement exercise price per share granted													12.81
Share based compensation by share based payment arrangement fair value per share			$ 11.22	$ 11.22
Additional Grants Under 2020 Plan [Member] | Granted On October 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement options granted during the period | Warrants														53,324
Share based compensation by share based payment arrangement exercise price per share granted													13.45
Share based compensation by share based payment arrangement fair value per share		$ 11.22
Additional Grants Under 2020 Plan [Member] | Granted On December 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement options granted during the period | shares														1,659,204
Share based compensation by share based payment arrangement exercise price per share granted													11.00
Share based compensation by share based payment arrangement fair value per share	$ 11.22
Converted Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price of share options granted											$ 15.15
Share based compensation by share based payment arrangement fair value per share													4.83		$ 4.83
Converted Options [Member] | Granted On June 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement options granted during the period | shares														18,548	632,384
Share based compensation by share based payment arrangement exercise price per share granted													$ 1.30		$ 2.49
Share Appreciation Rights Two Thousand And Ten Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of outstanding shares to be purchased by third party													50.00%					50.00%
Liabilities arising from share based payment arrangement | €																				€ 2.1
Fair value of stock appreciation rights | $																$ 350,000	$ 160,000
2016 Tandem Awards [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of outstanding shares to be purchased by third party																					50.00%
Share based compensation by share based payment equity instruments other than shares vesting period														five
Fair value of stock appreciation rights | $																$ 350,000			$ 160,000
Weighted average share price of share options granted												$ 16.94				$ 67.87	$ 27.21
Modification Of Awards Under Two Thousand Ten And Two Thousand And Sixteen Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash payment award per share payable													10.00%					10.00%
Cash payment to employees stock based awards | €														€ 8.9
Modification Of Awards Under Two Thousand Ten And Two Thousand And Sixteen Plan [Member] | Active Employees [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of cash proceeds to be reinvested														25.00%
Modification Of Awards Under Two Thousand Ten And Two Thousand And Sixteen Plan [Member] | Active Employees [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of cash proceeds to be reinvested														50.00%
Modification Of Awards Under Two Thousand Ten And Two Thousand And Sixteen Plan [Member] | Management Members [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of cash proceeds to be reinvested														50.00%
Modification Of Two Thousand And Ten Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation expenses modification of awards | €														€ 2.6
Modification Of Two Thousand And Sixteen Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Adjustment to additional paid in capital due to modification of previously settled equity awards | €														4.3
Modification Of Two Thousand And Sixteen Plan [Member] | Share Reinvestment [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation expenses modification of awards | €														€ 4.1
Share based compensation by share based payment arrangement options granted during the period | shares														733,598
Fair value of stock appreciation rights | €																		€ 8.5
Weighted average share price of share options granted													$ 15.15
Modification Of Two Thousand And Sixteen Plan [Member] | Share Reinvestment [Member] | Matching Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement exercise price per share granted													10.00
Share based compensation by share based payment arrangement term of stock options														ten-year
Date of vesting of stock options														Jul. 31, 2021
Share based compensation by share based payment arrangement fair value per share													$ 10.59
Share based compensation by share based payment arrangement grant date														July 1, 2020